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      SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

                      WARBURG PINCUS EUROPEAN EQUITY FUND

The following information supplements certain information contained in the fund's Prospectus and Statement of Additional Information.

Nancy Nierman continues to serve as Portfolio Manager of the fund. Harold W. Ehrlich no longer serves as Co-Portfolio Manager of the fund.

Dated: October 18, 2000                                                  16-1000
                                                                             for
                                                                           WPEGT
                                                                           CSISB